GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL
Schedule of changes in carrying amounts of goodwill and accumulated impairment losses
	2013	2014
	Ador	Ador

Beginning balance	$—	$690
Charge for the year	690	—
Ending balance	690	$690